Nature of Business and Organization (Details) - Schedule of details of company's principal subsidiaries	12 Months Ended
Dec. 31, 2022
Powerbridge Holding Limited (“Powerbridge HK”, formerly known as “Powerbridge Technologies Co., Limited.”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge	[1]
Date of Incorporation	Jul. 27, 2018	[1]
Place of Incorporation	Hong Kong, PRC	[1]
Major Operation	Investment holding	[1]
Hongding Technology Co., Ltd (“Hongding”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge
Date of Incorporation	Jul. 28, 2020
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Powercrypto Holding Pte. Ltd. (“Powercrypto”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge
Date of Incorporation	Oct. 01, 2021
Place of Incorporation	Singapore
Major Operation	Management consultancy services
Powercrypto USA Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge
Date of Incorporation	Apr. 05, 2022
Place of Incorporation	USA
Major Operation	Management consultancy services
Powerbridge Technology Group Co., Ltd. (“Powerbridge Zhuhai”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK
Date of Incorporation	Oct. 30, 1997
Place of Incorporation	the PRC
Major Operation	software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK
Date of Incorporation	Aug. 17, 2021
Place of Incorporation	the PRC
Major Operation	Supply chain business
Powermeta Digital Co., Ltd. (“Powermeta”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK
Date of Incorporation	Jan. 21, 2022
Place of Incorporation	the PRC
Major Operation	software application and technology services
Powerstream Capital Co., Ltd. (“Powerstream Capital”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK
Date of Incorporation	Aug. 11, 2022
Place of Incorporation	the PRC
Major Operation	Investment,software application and technology services
Shenzhen Hongding Interconnect Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Hongding
Date of Incorporation	Oct. 21, 2020
Place of Incorporation	the PRC
Major Operation	software application and technology services
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Hongding
Date of Incorporation	Jul. 28, 2020
Place of Incorporation	the PRC
Major Operation	software application and technology services
Wuhan Honggang Technology Co., Ltd (“Honggang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	60% by Powerbridge Zhuhai
Date of Incorporation	Jun. 21, 2019
Place of Incorporation	the PRC
Major Operation	software application and technology services
Chongqing Powerbridge Zhixin Technology Co., Ltd (“Zhixin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	45% by Powerbridge Zhuhai	[2]
Date of Incorporation	Sep. 02, 2019	[2]
Place of Incorporation	the PRC	[2]
Major Operation	software application and technology services	[2]
Hongxi Data Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	70% by Powerbridge Zhuhai
Date of Incorporation	Feb. 08, 2021
Place of Incorporation	Macau
Major Operation	software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	60% by Powerbridge Zhuhai
Date of Incorporation	Jul. 21, 2021
Place of Incorporation	the PRC
Major Operation	Supply chain business
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	51% by Powerbridge Zhuhai	[2]
Date of Incorporation	Apr. 25, 2021	[2]
Place of Incorporation	the PRC	[2]
Major Operation	software application and technology services	[2]
Metafusion Digital Co., Ltd (“Metafusion”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	66% by Powermeta Digital
Date of Incorporation	Feb. 15, 2022
Place of Incorporation	the PRC
Major Operation	software application and technology services

[1]	On November 29, 2022, Powerbridge Technologies Co., Ltd changed the name to Powerbridge Holding Limited.
[2]	Certain third-party shareholders of Zhixin signed consents with the Company for the year ended December 31, 2022, which stated that the Company has the power and control to direct the activities that most significantly impact Zhixin and they unconditionally vote by consensus with the Company in all the board decisions. As such, the Company consolidates the financial results of Zhixin based on the voting power.